Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	126,740,708	126,740,708
Common stock, shares outstanding	126,740,708	126,740,708